Warrants - Black-Scholes Option Pricing Model (Details)	Dec. 31, 2024 $ / shares shares Y
Pre-funded warrants - February 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs | shares	1,552
Representative's warrants - February 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs | shares	1,265
Common stock warrants - April 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs | shares	13,806
Pre-funded warrants - April 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs | shares	8,782
Representative's warrants - April 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs | shares	691
Common stock warrants - October 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs | shares	235,345
Pre-funded warrants - October 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs | shares	126,380
Representative's warrants - October 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs | shares	7,845
Common stock warrants - November 2023 | Monte Carlo Simulation Model
Warrants
Warrant fair value measurement inputs | shares	185,604
Strike Price | Pre-funded warrants - February 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs | $ / shares	0.01
Strike Price | Representative's warrants - February 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs | $ / shares	510.4
Strike Price | Common stock warrants - April 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs | $ / shares	178.06
Strike Price | Pre-funded warrants - April 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs | $ / shares	0.01
Strike Price | Representative's warrants - April 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs | $ / shares	196.04
Strike Price | Common stock warrants - October 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs | $ / shares	19.14
Strike Price | Pre-funded warrants - October 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs | $ / shares	0.06
Strike Price | Representative's warrants - October 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs | $ / shares	21.05
Strike Price | Common stock warrants - November 2023 | Monte Carlo Simulation Model
Warrants
Warrant fair value measurement inputs | $ / shares	13.34
Volatility | Pre-funded warrants - February 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs	0.965
Volatility | Representative's warrants - February 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs	0.965
Volatility | Common stock warrants - April 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs	0.884
Volatility | Pre-funded warrants - April 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs	0.884
Volatility | Representative's warrants - April 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs	0.963
Volatility | Common stock warrants - October 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs	0.891
Volatility | Pre-funded warrants - October 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs	0.891
Volatility | Representative's warrants - October 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs	0.892
Volatility | Common stock warrants - November 2023 | Monte Carlo Simulation Model
Warrants
Warrant fair value measurement inputs	0.869
Expected Term | Pre-funded warrants - February 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs | Y	5
Expected Term | Representative's warrants - February 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs | Y	5
Expected Term | Common stock warrants - April 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs | Y	5.5
Expected Term | Pre-funded warrants - April 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs | Y	5.5
Expected Term | Representative's warrants - April 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs | Y	5
Expected Term | Common stock warrants - October 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs | Y	5
Expected Term | Pre-funded warrants - October 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs | Y	5
Expected Term | Representative's warrants - October 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs | Y	5
Expected Term | Common stock warrants - November 2023 | Monte Carlo Simulation Model
Warrants
Warrant fair value measurement inputs | Y	5.5
Risk Free Rate | Pre-funded warrants - February 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs	0.0378
Risk Free Rate | Representative's warrants - February 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs	0.0379
Risk Free Rate | Common stock warrants - April 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs	0.0356
Risk Free Rate | Pre-funded warrants - April 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs	0.0356
Risk Free Rate | Representative's warrants - April 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs	0.0357
Risk Free Rate | Common stock warrants - October 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs	0.0474
Risk Free Rate | Pre-funded warrants - October 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs	0.0474
Risk Free Rate | Representative's warrants - October 2023 | Black-Scholes model
Warrants
Warrant fair value measurement inputs	0.0474
Risk Free Rate | Common stock warrants - November 2023 | Monte Carlo Simulation Model
Warrants
Warrant fair value measurement inputs	0.044